united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

Semi - Annual Report
December 31, 2014

Quantified Managed Bond Fund
Investor Class Shares [QBDSX]

Quantified All-Cap Equity Fund
Investor Class Shares [QACFX]

Quantified Market Leaders Fund
Investor Class Shares [QMLFX]

Quantified Alternative Investment Fund
Investor Class Shares [QALTX]

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Dear Shareholders,

This Semi Annual Report for the Quantified Funds covers the period from July 1, 2014 to December 31, 2014. In this report, we discuss the performance of the Quantified Managed Bond Fund, the Quantified All-Cap Equity Fund, the Quantified Market Leaders Fund and the Quantified Alternative Investment Fund. During the Semi Annual period, the U.S. economy continued to improve, interest rates fell and market volatility increased.

Equities

Falling rates, declining unemployment and rising economic growth characterized the Semi Annual period, as the equities set record highs in December. Gross domestic product bounced back strongly after a dip in the first quarter due to severe winter weather. The U.S. economy’s growth prospects diverged with those of the rest of the global economy, with Europe suffering from continued anemic growth and deflation, Japan still struggling to reignite growth and emerging markets adversely impacted by falling commodity prices. Oil prices fell steeply and the U.S. dollar strengthened. In terms of equity sectors, utilities were the best performing sector in 2014, gaining 29%, followed by health care at 25.3% and technology at 20.1%. The worst performing sector was energy, which fell by 7.8%.

Fixed Income:

Amid an improving U.S. economy and falling unemployment, the Federal Reserve Board decided to fully taper its asset purchases program and signaled that short-term interest rates might be increased in mid-2015. Despite these signs pointing towards rising interest rates, the benchmark 10-year Treasury Bill fell to a low of 2.07% in December, falling from a high of 2.65% in early July, during the Semi Annual period. Long-term Treasury bond rates, as expressed in the 30-year Treasury Bond experienced the largest decline in the government bond class, falling from a high of 3.47% in early July to a low of 2.69% in mid-December. These decline were attributed to a flight to the perceived safety and higher growth rates in the United States, as European growth rates falter and emerging markets prospects for growth are less certain than in the recent past.

The Quantified Managed Bond Fund returned -1.66% during the Semi Annual period, compared to the Barclay’s Capital Aggregate Bond Index return of 1.96%. The Fund underperformed due to several factors. The Fund maintained a larger allocation to high yield bonds, which declined precipitously in September. The Fund also maintained a lower allocation to long-term Treasuries than the benchmark and long-term Treasuries were the best-performing sector of the fixed income markets in 2014. The Fund’s performance also lagged the benchmark due to its focus on active trading and futures positions.

The Quantified All-Cap Equity Fund returned -0.14% during the Semi Annual period, compared to the S&P 500® Total Return Index return of 6.12%. The Fund’s underperformance relative to the benchmark occurred due to several factors. Above average volatility in the markets had a negative impact on the portfolio due to the fact that the portfolio is actively traded on a weekly basis. In addition, the Fund maintains a cash position that averages around 6% due to the requirements for cash collateral involved in futures trading. The Fund regularly engages in futures trading. That cash drag negatively impacted the Fund’s performance.

The Quantified Market Leader Fund returned -2.67% during the Semi Annual period, compared to the Dow Jones Wilshire 5000 return of 4.86%. The Fund’s underperformance was due to sector and asset class exposure and weightings that differed from the benchmark. The differing exposures and weightings mainly stemmed from the leveraged exchange traded funds (ETFs) held by the Fund. The Fund was also negatively impacted by increased market volatility during the Semi Annual period.

The Quantified Alternative Investment Fund returned -2.42% during the Semi Annual period, compared to the S&P 500® Total Return Index return of 6.12%. The Fund’s underperformance occurred for several reasons, including a cash drag factor, lower exposure to equities due to exchange traded fund (ETF) positions and investments in alternative investment mutual funds that didn’t perform as well as expected.

Outlook

We expect the higher than average market volatility that characterized the market during the past six months to continue during the first half of this year. While the Fed has provided guidance that interest rates may be increased around the middle of 2015, we believe that might be postponed toward the third quarter. The U.S. economy should continue on its most recent growth track and inflation is likely to continue to be low, especially due to the impact of falling oil and commodity prices.

Quantified Managed Bond Fund
Portfolio Review (Unaudited)
December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Managed Bond Fund - Investor Class	(1.68)%	1.99%	1.31%
Barclays Aggregate Bond Index **	1.96%	5.97%	4.35%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 31, 2014, was 1.80%.For performance information current to the most recent month-end, please call 1-855-647-8268

**	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds:
Debt Funds	83.4%
Money Market Funds	16.0%
Other Assets less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Quantified Managed Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 83.4%
	DEBT FUNDS - 83.4%
676	iShares 3-7 Year Treasury Bond ETF	$82,681
24,399	iShares 7-10 Year Treasury Bond ETF	2,586,050
32,651	iShares Core U.S. Aggregate Bond ETF	3,595,528
27,283	iShares National AMT-Free Muni Bond ETF	3,010,406
33,475	iShares US Preferred Stock ETF	1,320,254
20,296	Market Vectors High Yield Municipal Index ETF	626,132
20,343	Pimco Total Return Active ETF	2,180,973
47,661	PowerShares Build America Bond Portfolio	1,450,801
90,822	PowerShares Preferred Portfolio	1,335,083
19,412	ProShares Ultra 20+ Year Treasury	1,568,295
7,137	SPDR Barclays High Yield Bond ETF	275,560
83,235	SPDR Nuveen Barclays Municipal Bond ETF	2,010,958
26,745	Vanguard Total Bond Market ETF	2,202,986
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,055,934)	22,245,707

	SHORT - TERM INVESTMENTS - 16.0%
	MONEY MARKET FUNDS - 16.0%
2,133,149	AIM STIT - Liquid Assets Portfolio Institutional Class 0.06% (a)	2,133,149
2,133,150	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.13% (a)	2,133,150
	TOTAL SHORT - TERM INVESTMENTS (Cost - $4,266,299)	4,266,299

	TOTAL INVESTMENTS - 99.4% (Cost - $26,322,233) (b)	$26,512,006
	OTHER ASSETS LESS LIABILITIES - 0.6%	172,947
	NET ASSETS - 100.0%	$26,684,953

ETF - Exchange Traded Fund

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $26,538,066 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appeciation:	$248,904
Unrealized Depeciation:	(274,964)
Net Unrealized Depeciation:	$(26,060)

	LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2014	Appreciation
17	Ultra Long Term U.S. Treasury Bond	Mar-15	$2,808,196	$44,094

See accompanying notes to financial statements.

2

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	(0.14)%	(0.53)%	2.93%
S&P 500 Total Return Index **	6.12%	13.69%	17.54%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 31, 2014, was 1.50%. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Top Ten Holdings by Sector:	% of Net Assets
Debt Funds	13.1%
Money Market Funds	10.5%
Healthcare Products	7.5%
Oil & Gas Services	6.7%
Equity Funds	6.0%
Semiconductors	5.9%
Commercial services	5.5%
Reits	4.7%
Healthcare Services	4.3%
Electronics	4.0%
Other Assets less Liabilities	31.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

3

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	COMMON STOCKS - 69.4%
	ADVERTISING - 0.2%
312	Alliance Data Systems Corp. *	$89,248

	AEROSPACE / DEFENSE - 0.8%
7,236	AAR Corp.	201,016
1,571	Cubic Corp.	82,698
489	General Dynamics Corp.	67,296
349	Lockheed Martin Corp.	67,207
		418,217
	AGRICULTURE - 0.3%
2,673	Reynolds American, Inc.	171,794

	AIRLINES - 0.7%
1,717	Alaska Air Group, Inc.	102,608
1,696	Delta Air Lines, Inc.	83,426
457	Southwest Airlines Co.	19,340
252	Spirit Airlines, Inc. *	19,046
1,685	United Continental Holdings, Inc. *	112,710
		337,130
	APPAREL - 0.2%
1,405	Michael Kors Holdings Ltd. *	105,515

	AUTOPARTS & EQUIPMENT - 0.8%
6,733	Tenneco Automotive, Inc. *	381,155

	BANKS - 1.4%
2,087	Capital One Financial Corp.	172,282
3,182	Citigroup, Inc.	172,178
1,314	International Bancshares Corp.	34,873
550	JPMorgan Chase & Co.	34,419
3,530	NBT Bancorp, Inc.	92,733
3,112	S&T Bancorp, Inc.	92,769
1,056	Tompkins Financial Corp	58,397
623	Wells Fargo & Co.	34,153
		691,804
	BIOTECHNOLOGY - 0.2%
961	Gilead Sciences, Inc. *	90,584

	BUILDING MATERIALS - 0.3%
6,899	Masco Corp.	173,855

	CHEMICALS - 0.2%
1,337	Hawkins, Inc.	57,932
564	Monsanto Co.	67,381
		125,313
	COAL - 0.4%
21,363	Cloud Peak Energy, Inc. *	196,112

See accompanying notes to financial Statements.

4

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value
	COMMERCIAL SERVICES - 5.5%
2,426	Apollo Education Group, Inc. *	$82,751
1,295	Deluxe Corp.	80,614
1,060	Gartner, Inc. *	89,263
227	Graham Holdings Co.	196,062
9,291	Heidrick & Struggles	214,157
213	Manpowergroup, Inc.	14,520
909	Mcgraw Hill Financial, Inc	80,883
926	Moody’s Corp.	88,720
873	Providence Service Corp. *	31,812
40,695	Resources Connection, Inc.	669,433
1,030	Rollins, Inc.	34,093
47,448	RR Donnelley & Sons Co.	797,364
1,093	Strayer Education, Inc. *	81,188
1,548	Team Health Holdings, Inc. *	89,056
9,702	Western Union Co.	173,763
		2,723,679
	COMPUTERS - 0.2%
1278	Cognizant Technology Solutions *	67,299
929	Super Micro Computer, Inc. *	32,404
		99,703
	DISTRIBUTION & WHOLESALE - 0.2%
2,864	H&E Equipment Services, Inc.	80,450

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
474	Blackhawk Networks Holdings *	18,391
1,788	Lazard Ltd. Cl - A	89,454
		107,845
	ELECTRIC - 3.6%
17,214	FirstEnergy Corp.	671,174
2,471	Hawaiian Electric Industries	82,729
11,795	NorthWestern Corp.	667,361
7,174	PG&E Corp.	381,944
		1,803,208
	ELECTRICAL COMPONENT & EQUIPMENT - 1.6%
239	EnerSys	14,751
8,056	Littelfuse, Inc.	778,774
		793,525
	ELECTRONICS - 4.0%
1,271	Bel Fuse, Inc.	34,749
34,049	Corning, Inc.	780,743
56,938	II-VI, Inc. *	777,204
8,620	Jabil Circuit, Inc.	188,175
3,323	Watts Water Technologies, Inc.	210,811
		1,991,682
	ENERGY - ALTERNATE SOURCES - 0.4%
7,924	Green Plains, Inc.	196,357

	ENTERTAINMENT - 0.4%
2,855	Marriot Vacations Worldwide	212,812

See accompanying notes to financial Statements.

5

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value

	FOOD - 0.2%
365	Cal-Maine Foods, Inc.	$14,246
1,855	Mondelez International, Inc.	67,383
		81,629
	FOREST PRODUCTS & PAPER - 0.8%
9,466	Domtar Corp.	380,723

	GAS - 3.1%
13,382	Northwest Natural Gas Co.	667,762
26,470	Questar Corp.	669,162
3,388	South Jersey Industries, Inc.	199,655
350	WGL Holdings, Inc.	19,117
		1,555,696
	HEALTHCARE - PRODUCTS - 7.5%
5,091	Boston Scientific Corp. *	67,456
7,610	Edwards Lifesciences Corp. *	969,362
1,354	Henry Schein, Inc. *	184,347
4,033	Hill-Rom Holdings, Inc.	183,985
545	IDEXX Laboratories, Inc. *	80,807
9,031	Varian Medical Systems, Inc. *	781,272
12,599	West Pharmaceutical Services	670,771
6,879	Zimmer Holdings, Inc.	780,216
		3,718,216
	HEALTHCARE - SERVICES - 4.3%
758	Aetna, Inc.	67,333
23,704	Amedisys, Inc. *	695,712
1,737	Chemed Corp.	183,549
653	Cigna Corp.	67,200
3,716	Health Net, Inc. *	198,918
800	Kindred Healthcare, Inc. *	14,544
28,877	LHC Group, Inc. *	900,385
		2,127,641
	HOME FURNISHINGS - 0.2%
3,084	La-Z-Boy, Inc.	82,775

	INSURANCE - 2.2%
3,082	American Int’l Group, Inc.	172,623
356	AmTrust Financial Services	20,025
2,507	Assurant, Inc.	171,554
1,253	Berkshire Hathaway, Inc. *	188,138
2,477	Employers Holdings, Inc.	58,234
635	HCC Insurance Holdings, Inc.	33,985
1,761	Horace Mann Educators Corp.	58,430
1,466	Mercury General Corp.	83,078
3,170	MetLife, Inc.	171,465
797	Navigators Group, Inc. *	58,452
2,149	Selective Insurance Group, Inc.	58,388
		1,074,372
	INVESTMENT COMPANIES - 0.1%
442	Administradora de Fondos de Pensiones Provida. - ADR	36,053

See accompanying notes to financial Statements.

6

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value
	IRON / STEEL - 0.4%
5,413	Allegheny Technologies, Inc.	$188,210

	LEISURE TIME - 0.2%
1,620	Brunswick Corp.	83,041
193	Carnival Corp.	8,749
		91,790
	LODING - 0.1%
3,537	Monarch Casino & Resort, Inc. *	58,679

	MACHINERY DIVERSIFIED - 0.1%
466	Cummins, Inc.	67,183

	MEDIA - 0.4%
14,169	New York Times Co.	187,314

	MISCELLANEOUS MANUFACTURING - 0.8%
5,744	Pentair PLC	381,516
169	SPX Corp.	14,520
		396,036
	OIL & GAS SERVICES - 6.7%
88,857	Approach Resources, Inc. *	567,796
6,917	Atwood Oeanics, Inc.	196,235
24,180	Denbury Resources, Inc.	196,583
6,574	Ensco PLC	196,891
312	FMC Technologies, Inc. *	14,614
40,568	Laredo Petroleum Holdings *	419,879
285	Murphy USA, Inc. *	19,625
4,149	Noble Energy, Inc.	196,787
99,555	Northern Oil and Gas, Inc. *	562,486
1,319	Pioneer Natural Resources Co.	196,333
8,837	Rosetta Resources, Inc.	197,154
5,100	SM Energy Co.	196,758
5,135	Tesoro Corp.	381,787
		3,342,928
	PACKAGING & CONTAINER - 0.2%
1,358	Rock-Tenn Co.	82,811

	PHARMACEUTICALS - 2.9%
1,360	AbbVie, Inc.	88,998
4,225	Allergan, Inc.	898,193
11,968	DepoMed, Inc. *	192,805
886	Mead Johnson Nutrition Co.	89,078
7,504	Sagent Pharmaceuticals, Inc. *	188,426
		1,457,500
	REAL ESTATE - 0.8%
8,582	Realogy Holdings Corp. *	381,813

See accompanying notes to financial Statements.

7

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value
	REITS - 4.7%
5,004	Apartment Investment & Mgmt Co.	$185,899
8,749	Associated Estates Realty Corp.	203,064
30,306	Capstead Mortgage Corp.	372,158
5,780	Chimera Investment Corp.	18,380
1,604	Corrections Corp. Of America	58,289
13,953	DiamondRock Hospitality Co.	207,481
5,122	Education Realty Trust, Inc.	187,414
24,464	Healthcare Realty Trust, Inc.	668,357
15,466	Medical Properties Trust, Inc.	213,121
9,468	Urstadt Biddle Properties, Inc.	207,160
		2,321,323
	RETAIL - 2.7%
131	AutoZone, Inc. *	81,103
487	Biglari Holdings, Inc. *	194,561
1,393	Brinker International, Inc.	81,755
187	DineEquity, Inc.	19,381
9,513	Dollar General Corp. *	672,569
3,162	Lowe’s Cos., Inc.	217,546
2,184	Office Depot, Inc. *	18,728
265	Outerwall, Inc. *	19,933
396	Wal-Mart Stores, Inc.	34,009
		1,339,585
	SEMICONDUCTORS - 6.0%
14,058	Analog Devices, Inc.	780,500
2,693	Applied Materials, Inc.	67,110
1,095	Avago Technologies Ltd.	110,146
28,874	Diodes, Inc. *	796,056
4,945	Intel Corp.	179,454
20,390	International Rectifier Corp. *	813,561
10,378	NVIDIA Corp.	208,079
		2,954,906
	SOFTWARE - 1.1%
2,447	Aspen Technology, Inc. *	85,694
3,885	Microsoft Corp.	180,458
4,919	PTC, Inc. *	180,281
399	Rackspace Hosting, Inc. *	18,677
2,978	Take-Two Interactive Software *	83,473
		548,583
	TELECOMMUNICATIONS - 1.4%
13,840	General Communication, Inc. *	190,300
1,012	Inteliquent, Inc.	19,866
3,682	InterDigital, Inc.	194,778
13,456	Polycom, Inc. *	181,656
6,616	RF Micro Devices, Inc. *	109,759
		696,359
	TOYS/GAMES/HOBBIES - 0.4%
6,564	Mattel, Inc.	203,123

	TRANSPORTATION - 0.5%
559	Knight Transportation, Inc.	18,816
2,702	Old Dominion Freight Line, Inc. *	209,783
		228,599

	TOTAL COMMON STOCKS (Cost - $34,756,966)	34,408,449

See accompanying notes to financial Statements.

8

Quantified All-Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 19.1%
	DEBT FUNDS - 13.1%
25,408	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	$2,186,104
16,910	iShares 20+ Year Treasury Bond ETF	2,129,307
26,815	ProShares Ultra 20+ Year Treasury ETF	2,166,384
		6,481,795
	EQUITY FUNDS - 6.0%
10,559	Proshares Ultra QQQ	1,443,838
17,274	Proshares Ultra Russell 2000	1,562,088
		3,005,926

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,353,293)	9,487,721

	SHORT-TERM INVESTMENTS - 10.5%
	MONEY MARKET FUNDS - 10.5%
2,609,574	AIM STIT - Liquid Assets Portfolio Institutional Class 0.06%	2,609,574
2,609,573	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	2,609,573
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,219,147)	5,219,147

	TOTAL INVESTMENTS - 99.0% (Cost - $49,329,406) (b)	$49,100,703
	OTHER ASSETS LESS LIABILITIES - 1.0%	493,952
	NET ASSETS - 100.0%	$49,609,269

ADR	American Depositary Receipt.

ETF	Exchange Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $49,359,372 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$293,449
Unrealized Depreciation:	(552,118)
Net Unrealized Depreciation:	$(258,669)

	SHORT FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2014	Depreciation
28	S&P E-Mini Future	March-15	$2,873,360	$(140)

See accompanying notes to financial Statements.

9

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Market Leaders Fund - Investor Class	(2.67)%	2.70%	6.53%
Dow Jones Wilshire 5000 Index **	4.86%	12.10%	16.57%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 31, 2014, was 1.80%. For performance information current to the most recent month-end, please call 1-855-647-8268

**	The Dow Jones Wilshire 5000 Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds:
Equity Funds	98.3%
Short-Term Investments	1.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

10

Quantified Market Leaders Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 98.3%
	EQUITY FUNDS - 98.3%
30,962	Direxion Daily Healthcare Bull 3x Shares	$3,852,602
24,548	Direxion Daily Mid Cap Bull 3X Shares	2,405,950
31,491	Direxion Daily Semiconductors Bull 3x Shares *	4,256,638
22,334	Direxion Daily Technology Bull 3x Shares *	3,108,893
23,994	First Trust NYSE Arca Biotechnology Index Fund	2,447,868
38,006	Health Care Select Sector SPDR Fund	2,598,850
7,925	iShares Nasdaq Biotechnology ETF	2,404,049
32,554	iShares PHLX Semiconductor ETF	3,023,941
20,977	iShares Russell 1000 Growth ETF	2,005,611
14,551	iShares Russell 2000 Growth ETF	2,071,771
13,472	iShares Russell Mid-Cap ETF	2,250,363
26,530	iShares Russell Mid-Cap Growth ETF	2,473,392
17,929	iShares S&P 500 Growth ETF	2,000,876
15,202	iShares U.S. Healthcare ETF	2,191,064
15,601	iShares U.S. Healthcare Providers ETF	1,846,690
79,662	iShares US Technology ETF	8,316,713
20,637	Market Vectors Biotech ETF	2,381,097
55,128	Market Vectors Semiconductor ETF	3,011,091
26,369	Powershares Dynamic Pharmaceuticals Portfolio	1,754,330
19,280	Powershares QQQ Trust Series 1	1,990,660
49,312	ProShares Ultra Dow30	6,638,875
17,217	ProShares Ultra Health Care	2,132,670
92,887	ProShares Ultra MidCap400 *	6,836,483
60,548	ProShares Ultra Nasdaq Biotechnology *	7,598,774
47,628	ProShares Ultra QQQ	6,512,653
37,015	ProShares Ultra Russell2000 Value	3,347,266
51,762	ProShares Ultra S&P500	6,641,582
13,635	ProShares Ultra Semiconductors	1,281,963
17,909	ProShares Ultra Technology	2,726,108
33,469	SPDR S&P Semiconductor ETF	2,668,483
19,249	Vanguard Growth ETF	2,009,403
57,853	Vanguard High Dividend Yield ETF	3,977,394
22,030	Vanguard Mid-Cap Value ETF	2,238,468
	TOTAL EXCHANGE TRADED FUNDS - (Cost $104,120,505)	111,002,571

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
952,364	AIM STIT - Liquid Assets Portfolio Institutional Class 0.07% (a)	952,364
952,364	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.12% (a)	952,364
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,904,728)	1,904,728

	TOTAL INVESTMENTS - 100.0% (Cost - $106,025,233) (b)	$112,907,299
	LIABILITIES LESS OTHER ASSETS - 0.0%	(41,461)
	NET ASSETS - 100.0%	$112,865,838

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,043,341 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,863,958
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$6,863,958

See accompanying notes to financial statements.

11

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	(2.42)%	0.62%	6.38%
S&P 500 Total Return Index **	6.12%	13.69%	17.54%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 31, 2014, was 2.19%. For performance information current to the most recent month-end, please call 1-855-647-8268

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchamrk for Large-Cap stocks. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Portfolio holding by types of investments are as follows:

Holdings by type of Investment:	% of Net Assets
Exchange Traded Funds:
Equity Funds	56.9%
Asset Allocation Funds	2.0%
Open-Ended Mutual Funds:
Equity Funds	12.2%
Asset Allocation Funds	8.1%
Short-Term Investments	21.5%
Liabilities less Other Assets	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

12

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 20.3%
	ASSET ALLOCATION FUNDS - 8.1%
15,668	Dreyfus Dynamic Total Return Fund - Class I	$248,181
9,163	Bridgeway Managed Volatility Fund	128,374
11,516	MainStay Marketfield Fund - Class I	187,020
15,025	William Blair Macro Allocation Fund - Class I	183,599
		747,174
	EQUITY FUNDS - 12.2%
2,446	Diamond Hill Long-Short Fund - Class A	58,386
7,495	Guggenheim Long Short Equity Fund - Class A	117,147
1,042	Hancock Horizon Quantitative Long/Short Fund - Class A	18,395
29,451	Madison Covered Call & Equity Income Fund - Class A	283,906
12,097	PIMCO EqS Long/Short Fund - Class A	140,208
10,841	Schwab Hedged Equity Fund - Select Shares	185,277
15,779	Turner Medical Sciences Long/Short Fund - Investor Class	180,510
12,449	Virtus Dynamic AlphaSector Fund * - Class A	134,823
		1,118,652

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,952,121)	1,865,826

	EXCHANGE TRADED FUNDS - 58.9%
	ASSET ALLOCATION FUNDS - 2.0%
4,264	Wisdom Tree Managed Futures Strategy Fund *	185,782

	EQUITY FUNDS - 56.9%
1,984	Financial Select Sector SPDR Fund	189,036
6,016	First Trust Materials AlphaDex Fund	128,579
1,868	First Trust NASDAQ-100 Technology Index Fund	94,544
1,886	First Trust North American Energy Infrastructure Fund	55,850
1,830	First Trust S&P Reit Index Fund	133,976
1,310	First Trust Technology AlphaDEX Fund	64,465
1,236	Guggenheim S&P 500 Equal Weight Healthcare ETF	268,887
8,316	Guggenheim S&P 500 Equal Weight Technology ETF	166,091
2,375	iShares China Large-Cap ETF	54,522
5,146	iShares Cohen & Steers REIT ETF	119,694
252	iShares Global Infrastructure ETF	350,520
12,067	iShares MSCI Emerging Markets Minimum Volatility ETF	134,496
473	iShares MSCI Philippines ETF	196,577
4,282	iShares MSCI South Africa ETF	16,335
808	iShares MSCI Taiwan ETF	182,332
149	iShares MSCI Thailand Capped ETF	36,639
2,140	iShares North American Tech-Multimedia Networking ETF	159,076
2,806	iShares North American Tech-Software ETF	74,982
325	iShares U.S. Basic Materials ETF	12,288
3,197	iShares U.S. Insurance ETF	107,021
45	iShares U.S. Medical Devices ETF	317,387
8,275	iShares US Pharmaceuticals ETF	49,156
6,705	iShares US Regional Banks ETF	111,735
624	Market Vectors Biotech ETF	5,192
1,816	Market Vectors Uranium+Nuclear Energy ETF	427,652
910	Materials Select Sector SPDR Fund	325,729
465	PowerShares Emerging Markets Infrastructure Portfolio	22,439
463	PowerShares India Portfolio	38,118

See accompanying notes to financial statements.

13

Quantified Alternative Investment Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value
	EQUITY FUNDS - 56.9% (Continued)
4,812	PowerShares S&P SmallCap Financials Portfolio	$202,537
371	PowerShares S&P SmallCap Health Care Portfolio	22,164
3,991	Schwab U.S. REIT ETF	155,450
1,817	SPDR Dow Jones REIT ETF	165,165
2,622	SPDR S&P Emerging Asia Pacific ETF	218,701
303	SPDR S&P Emerging Markets SmallCap ETF	13,435
3,999	SPDR S&P Global Infrastructure ETF	194,032
1,007	SPDR S&P Insurance ETF	67,157
757	Vanguard FTSE Emerging Markets ETF	30,295
990	Vanguard Information Technology ETF	103,435
1,007	Vanguard Materials ETF	108,142
1,213	Vanguard REIT ETF	98,253
165	WisdomTree Emerging Markets SmallCap Dividend Fund	7,121
		5,229,205

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,426,337)	5,414,987

	SHORT-TERM INVESTMENTS - 21.5%
	MONEY MARKET FUNDS - 21.5%
986,553	AIM STIT - Liquid Assets Portfolio Institution 0.07% (a)	986,553
986,554	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.05% (a)	986,554
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,973,107)	1,973,107

	TOTAL INVESTMENTS - 100.7% (Cost - $9,351,565) (b)	$9,253,920
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(59,649)
	NET ASSETS - 100.0%	$9,194,271

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at December 31, 2014

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,390,762 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$38,661
Unrealized Depreciation:	(175,503)
Net Unrealized Depreciation:	$(136,842)

	LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2014	Depreciation
8	NASDAQ 100E-Mini Future	March-15	$677,240	$(3,245)
2	S&P E-Mini Future	March-15	205,240	(35)
				$(3,280)

See accompanying notes to financial statements.

14

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2014

	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative
	Bond Fund	Equity Fund	Fund	Investment Fund
Assets:
Investments securities:
At cost	$26,322,233	$49,329,406	$106,025,233	$9,351,565
At value	$26,512,006	$49,100,703	$112,907,299	$9,253,920
Deposits with brokers for futures	137,737	429,006	—	123,534
Receivable:
Securities sold	—	4,821,299	—	804,776
Unrealized appreciation on futures	44,094	—	—	—
Dividends and Interest	42,614	29,753	129	26,414
Fund shares sold	18,287	388	197,616	3,424
Prepaid expenses and other assets	12,925	31,684	13,610	30,822
Total Assets	26,767,663	54,412,833	113,118,654	10,242,890

Liabilities:
Payables:
Securities purchased	—	4,719,491	—	1,030,838
Investment advisory fees	24,705	5,723	74,071	6,331
Fund shares redeemed	23,406	75,204	75,175	2,727
Other affiliates	21,608	—	64,312	2,003
Distributions (12b-1) fees	8,235	1,908	24,691	2,173
Non 12b-1 Shareholder servicing fees	4,756	1,098	14,567	1,267
Unrealized depreciation on futures	—	140	—	3,280
Total Liabilities	82,710	4,803,564	252,816	1,048,619

Net Assets	$26,684,953	$49,609,269	$112,865,838	$9,194,271

Net Assets Consist of:
Capital Stock	$27,479,102	$49,871,199	$113,250,527	$9,287,289
Undistributed net investment income (loss)	657,965	13,665	(188,535)	91,977
Accumulated net realized loss from investments and futures	(1,685,981)	(46,744)	(7,078,220)	(84,412)
Net unrealized appreciation (depeciation) on:
Investments	189,773	(228,711)	6,882,066	(97,303)
Futures	44,094	(140)	—	(3,280)
Net Assets	$26,684,953	$49,609,269	$112,865,838	$9,194,271

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$26,684,953	$49,609,269	$112,865,838	$9,194,271
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,790,139	5,112,848	11,200,624	958,926
Net asset value, (Net Assts ÷ Shares Outstanding), offering and redemption price per share	$9.56	$9.70	$10.08	$9.59

See accompanying notes to financial statements.

15

STATEMENTS OF OPERATIONS (unaudited)

For the Six Months Ended December 31, 2014

	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative
	Bond Fund	Equity Fund	Fund	Investment Fund
Investment Income
Dividends
Unaffiliated Investments (Less: Foreign withholding taxes)	$1,015,185	$65,646	$609,733	$164,908
Afilliated Investments - See Note 5	—	—	—	42
Interest	1,191	220	1,722	291
Total Investment Income	1,016,376	65,866	611,455	165,241

Expenses
Investment advisory fees	184,029	25,187	419,243	38,210
Administration fees	71,162	9,725	157,149	14,711
Distribution (12b-1) fees	61,343	8,396	139,749	12,737
Non 12b-1 shareholder servicing fees	36,806	5,037	83,849	7,642
Total Operating Expenses	353,340	48,345	799,990	73,300
Less: Advisory/Sub-advisory fees waived - See Note 6	—	—	—	(36)
Net Operating Expenses	353,340	48,345	799,990	73,264

Net Investment Income (Loss)	663,036	17,521	(188,535)	91,977

Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investments	(1,034,736)	(46,399)	(7,054,025)	(123,049)
Futures	(450,872)	30,415	—	98,111
Affiliated Investments - See Note 5	—	—	—	4,429
Foreign Currency Translations	—	3	—	—
	(1,485,608)	(15,981)	(7,054,025)	(20,509)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,028)	(338,917)	1,270,619	(312,544)
Futures	59,844	(890)	—	(22,890)
	48,816	(339,807)	1,270,619	(335,434)

Net Realized and Unrealized Loss on Investment and Futures	(1,436,792)	(355,788)	(5,783,406)	(355,943)

Net Decrease in Net Assets Resulting From Operations	$(773,756)	$(338,267)	$(5,971,941)	$(263,966)

See accompanying notes to financial statements.

16

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Bond Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 30, 2014	June 30, 2014 (a)	December 30, 2014	June 30, 2014 (a)
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$663,036	$684,675	$17,521	$(9,078)
Net realized gain (loss) from investments, affiliated investments, foreign currency and futures	(1,485,608)	789,362	(15,981)	436,918
Net change in unrealized appreciation (depreciation) on investments and futures	48,816	185,051	(339,807)	110,956
Net Increase (Decrease) in Net Assets
Resulting From Operations	(773,756)	1,659,088	(338,267)	538,796

Distributions to Shareholders from:
Net investment income:	(483,791)	(221,756)	(12,273)	—
Net realized gains:	(985,450)	(4,285)	(265,463)	(189,984)
Total Distributions to Shareholders	(1,469,241)	(226,041)	(277,736)	(189,984)

Shares of Beneficial Interest:
Proceeds from shares sold	105,648,260	235,140,700	44,998,263	26,124,588
Net asset value of shares issued in reinvestment of distributions	1,469,241	226,041	277,736	189,984
Payments for shares redeemed	(132,379,590)	(182,609,749)	(1,815,394)	(19,898,717)
Total Increase (Decrease) in Net Assets From
Shares of Beneficial Interest	(25,262,089)	52,756,992	43,460,605	6,415,855

Total Increase (Decrease) in Net Assets	(27,505,086)	54,190,039	42,844,602	6,764,667

Net Assets:
Beginning of Period	54,190,039	—	6,764,667	—
End of Period*	$26,684,953	$54,190,039	$49,609,269	$6,764,667
* Includes undistributed net investment income	$657,965	$478,720	$13,665	$8,417

Share Activity
Investor Class:
Shares Sold	10,436,183	23,247,618	4,603,561	2,606,446
Shares issued in reinvestments of Distributions	154,494	22,832	28,427	18,608
Shares Redeemed	(13,075,888)	(17,995,100)	(182,379)	(1,961,815)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,485,211)	5,275,350	4,449,609	663,239

(a)	The Funds commenced operations on August 9, 2013.

See accompanying notes to financial statements.

17

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 30, 2014	June 30, 2014 (a)	December 30, 2014	June 30, 2014 (a)
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(188,535)	$(243,082)	$91,977	$29,686
Net realized gain (loss) from investments, affiliated investments, foreign currency and futures	(7,054,025)	9,448,003	(20,509)	1,167,906
Net change in unrealized appreciation (depreciation) on investments and futures	1,270,619	5,611,447	(335,434)	234,851
Net Increase (Decrease) in Net Assets
Resulting From Operations	(5,971,941)	14,816,368	(263,966)	1,432,443

Distributions to Shareholders from:
Net investment income:	—	(128,467)	—	(77,970)
Net realized gains:	(7,694,698)	(1,478,652)	(940,588)	(248,830)
Total Distributions to Shareholders	(7,694,698)	(1,607,119)	(940,588)	(326,800)

Shares of Beneficial Interest:
Proceeds from shares sold	70,620,960	256,557,991	1,925,579	34,035,598
Net asset value of shares issued in reinvestment of distributions	7,681,734	1,605,532	940,587	326,800
Payments for shares redeemed	(85,668,539)	(137,474,450)	(3,317,939)	(24,617,443)
Total Increase (Decrease) in Net Assets From
Shares of Beneficial Interest	(7,365,845)	120,689,073	(451,773)	9,744,955

Total Increase (Decrease) in Net Assets	(21,032,484)	133,898,322	(1,656,327)	10,850,598

Net Assets:
Beginning of Period	133,898,322	—	10,850,598	—
End of Period*	$112,865,838	$133,898,322	$9,194,271	$10,850,598
* Includes undistributed net investment income (loss)	$(188,535)	$(188,535)	$91,977	$91,977

Share Activity
Investor Class:
Shares Sold	$6,530,438	$25,296,278	$178,272	$3,269,286
Shares issued in reinvestments of Distributions	745,075	152,908	97,269	30,947
Shares Redeemed	(8,148,141)	(13,375,934)	(309,218)	(2,307,630)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	$(872,628)	$12,073,252	$(33,677)	$992,603

(a)	The Funds commenced operations on August 9, 2013.

See accompanying notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Quantified Managed Bond Fund			Quantified All-Cap Equity Fund
	Six Months Ended			Six Months Ended
	December 31, 2014	Period Ended		December 31, 2014	Period Ended
	(unaudited)	June 30, 2014 (1)		(unaudited)	June 30, 2014 (1)
Net asset value, beginning of period	$10.27	$10.00		$10.20	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.14	0.15		0.03	(0.01)
Net realized and unrealized gain on investments and futures	(0.31)	0.20		(0.04)	0.44
Total from investment operations	(0.17)	0.35		(0.01)	0.43
Distributions to Shareholders:
Net investment income	(0.18)	(0.08)		(0.02)	—
Net realized gains	(0.36)	(0.00	) (3)	(0.47)	(0.23)
Total distributions	(0.54)	(0.08)		(0.49)	(0.23)
Net asset value, end of period	$9.56	$10.27		$9.70	$10.20

Total return (4,5)	(1.68)%	3.58%		(0.14)%	4.26%
Net assets, end of period (in 000s)	$26,685	$54,190		$49,609	$6,765

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	1.44%	1.44%		1.44%	1.44%
Ratio of net investment gain/loss to average net assets (6,7,8)	2.70%	1.69%		0.52%	(0.11)%
Portfolio turnover rate (5)	356%	570%		616%	1,327%

(1)	The Fund commenced operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended		Six Months Ended
	December 31, 2014	Period Ended	December 31, 2014	Period Ended
	(unaudited)	June 30, 2014 (1)	(unaudited)	June 30, 2014 (1)
Net asset value, beginning of period	$11.09	$10.00	$10.93	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)	(0.02)	0.10	0.02
Net realized and unrealized gain on investments and futures	(0.26)	1.24	(0.36)	1.15
Total from investment operations	(0.28)	1.22	(0.26)	1.17
Distributions to Shareholders:
Net investment income	—	(0.01)		(0.06)
Net realized gains	(0.73)	(0.12)	(1.08)	(0.18)
Total distributions	(0.73)	(0.13)	(1.08)	(0.24)
Net asset value, end of period	$10.08	$11.09	$9.59	$10.93

Total return (3,4)	(2.67)%	12.22%	(2.42)%	11.70%
Net assets, end of period (in 000s)	$112,866	$133,898	$9,194	$10,851

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	1.44%	1.42%	1.44%	1.42%
Ratio of net expenses to average net assets (6,7)	1.44%	1.42%	1.44%	1.42%
Ratio of net investment gain/loss to average net assets (6,7,8)	(0.34)%	(0.22)%	1.81%	0.25%
Portfolio turnover rate (4)	237%	887%	576%	1,071%

(1)	The Fund commenced operations on August 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

20

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, and Quantified Alternative Investment Fund (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers one class of shares; Investor Class shares which are offered at Net Asset Value (“NAV”).

The Funds commenced operations on August 9, 2013 and their investment objectives are as follows:

-	Quantified Managed Bond Fund – seeks high total return from fixed income investments on an annual basis with a high tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board of Trustees (“the Board”). Forward foreign exchange contracts are valued by reference to the forward exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

21

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

22

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Bond Fund
Assets
Investments
Exchange Traded Funds	$22,245,707	$—	$—	$22,245,707
Money Market Funds	4,266,299	—	—	4,266,299
Total	$26,512,006	$—	$—	$26,512,006
Derivatives
Futures Contracts	$44,094	$—	$—	$44,094
Total Assets	$26,556,100	$—	$—	$26,556,100

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$34,393,835	$—	$—	$34,393,835
Exchange Traded Funds	9,487,721	—	—	9,487,721
Money Market Funds	5,219,147	—	—	5,219,147
Total	$49,100,703	$—	$—	$49,100,703
Liabilities
Futures Contracts	140	—	—	140

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$111,002,571	$—	$—	$111,002,571
Money Market Funds	1,904,728	—	—	1,904,728
Total	$112,907,299	$—	$—	$112,907,299

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$1,865,826	$—	$—	$1,865,826
Exchange Traded Funds	5,414,987	—	—	5,414,987
Money Market Funds	1,973,107	—	—	1,973,107
Total	$9,253,920	$—	$—	$9,253,920
Liabilities
Futures Contracts	3,280	—	—	3,280

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2014.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to

23

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal income tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns expected to be filed for the open tax year 2014. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Funds that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments and futures contracts, for the six months ended December 31, 2014 were as follows:

24

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Fund	Purchases	Sales
Quantified Managed Bond Fund	$161,090,856	$190,465,331
Quantified All-Cap Equity Fund	87,346,262	48,998,599
Quantified Market Leaders Fund	262,018,084	276,994,942
Quantified Alternative Investment Fund	50,453,296	52,697,179

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2014:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on Futures
25

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

At December 31, 2014, the fair value of derivatives instruments was as follows:

Assets (Liability) derivatives
		Equity
		Contracts	Total
Quantified Managed Bond Fund	Futures	$44,094	$44,094
Quantified All-Cap Equity Fund	Futures	(140)	(140)
Quantified Alternative Investment Fund	Futures	(3,280)	(3,280)

Transactions in derivative instruments during the six months ended December 31, 2014, were as follows:

		Equity/Interest
		Rate Contracts	Total
Quantified Managed Bond Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(450,872)	$(450,872)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$59,844	$59,844
Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$30,415	$30,415
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(890)	$(890)
Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$98,111	$98,111
	Change in unrealized appreciation (depreciation) (2)
	Futures contracts	$(22,890)	$(22,890)
(1) Statement of Operations location: Net realized gain (loss) on futures.

(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures

The derivative instruments outstanding as of December 31, 2014 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the futures volume of derivative activity for the Funds.

4.	Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts. During the six months ended December 31, 2014, each Fund was not subject to a master netting agreement, but each was subject to a similar arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2014.

Quantified Managed Bond Fund:

Gross Amounts Not Offset in the
Asset:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of	in the Statements of	Financial	Cash Collateral
Description	& Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Futures Contracts	$44,094	$—	$44,094	$—	$—	$44,094
26

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Quantified All-Cap Equity Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(140)	$—	$(140)	$—	$140	$—

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilites	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(3,280)	$—	$(3,280)	$—	$3,280	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

5.	AFFILIATED INVESTMENTS

Investments in other investment companies advised by the Advisor are defined as “affiliated”. Transactions in affiliates for the six months ended December 31, 2014 were as follows:

Quantified Alternative
Investment Fund

Affiliated Investments	Hundredfold Alternative Fund

Market value at beginning of period	$—
Shares at beginning of period	—
Shares purchased during the period	11,401
Share sold during the period	(11,401)

Shares at end of period	—
Dividend income earned during the period	$42
Cost of purchases during the period	$270,083
Proceeds from sales during the period	274,512
Net realized gain during the period	4,429
Capital gain distribution	—
Market value at end of period	$—

6.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds. The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

27

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%. For the six months ended December 31, 2014, each Fund accrued the following advisory fees:

Quantified Managed Bond Fund	$184,029
Quantified All-Cap Equity Fund	$25,187
Quantified Market Leaders Fund	$419,243
Quantified Alternative Investment Fund *	$38,210

*	Quantified Alternative Investment Fund waived $36 in advisory fees from affiliated transactions for the six months ended December 31, 2014.

Pursuant to the terms of an administrative servicing agreement with GFS, GFS receives a monthly fee for all operating expenses of each Fund, which is calculated on the average daily net assets of the Funds. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Fees and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to each Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of Investor Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 fees incurred. The Distributor is an affiliate of the Advisor. For the six months ended December 31, 2014, Quantified Managed Bond Fund paid $61,343, Quantified All-Cap Equity Fund paid $8,396, Quantified Market Leaders Fund paid $139,749 and Quantified Alternative Investment Fund paid $12,737 in 12b-1 fees.

During the six months ended December 31, 2014, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund and received $51,637, $31,653, $53,317 and $20,113 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $10,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

28

The Quantified Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2014 for each Fund was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Quantified Managed Bond Fund	$221,756	$4,285	$226,041
Quantified All-Cap Equity Fund	189,984	—	189,984
Quantified Market Leaders Fund	1,607,119	—	1,607,119
Quantified Alternative Investment Fund	278,807	47,993	326,800

As of June 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
	Income	Capital Gains	(Depreciation)	Earnings/(Deficits)
Quantified Managed Bond Fund	$1,230,805	$233,074	$(15,031)	$1,448,848
Quantified All-Cap Equity Fund	207,618	65,022	81,433	354,073
Quantified Market Leaders Fund	7,675,374	13,237	5,593,339	13,281,950
Quantified Alternative Investment Fund	734,619	200,873	176,044	1,111,536

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss), and accumulated net realized gain (loss) from investments and futures is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts, and adjustments for real estate investment trusts and partnerships.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency losses, short-term capital gains and net operating losses, and adjustments related to non-deductible expenses, real estate investment trusts, C-Corporation return of capital distributions, partnerships and passive foreign investment companies, resulted in reclassification for the period ended June 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Bond Fund	$(15,801)	$15,801	$—
Quantified All-Cap Equity Fund	(5,261)	17,495	(12,234)
Quantified Market Leaders Fund	(72,701)	371,549	(298,848)
Quantified Alternative Investment Fund	(5,893)	48,284	(42,391)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/14	12/31/14	Period*	12/31/14	Period

Quantified Managed Bond Fund	1.44%	$1,000.00	$983.20	$7.20	$1,017.95	$7.32
Quantified All-Cap Equity Fund	1.34%	$1,000.00	$998.60	$7.14	$1,018.15	$7.20
Quantified Market Leaders Fund	1.44%	$1,000.00	$973.30	$7.05	$1,017.65	$7.20
Quantified Alternative Investment Fund	1.44%	$1,000.00	$975.80	$7.17	$1,017.95	$7.32

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
30

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Approval of Advisory and Sub-Advisory Agreement – Quantified Funds

Approval of Investment Advisory Agreement

At a meeting held on August 1, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an amendment to the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, to add each of the Quantified Managed Bond Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund and Quantified Alternative Investment Fund (each a “Fund” and together, the “Funds”) as new series of the Trust.

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other mutual funds advised by the Adviser.

In its consideration of the approval of the Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Trust, on behalf of the Quantified Market Leaders Fund, Quantified Managed Bond Fund, Quantified All-Cap Equity Fund and Quantified Alternative Investment Fund, including the Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed for the Funds, a description of the services to be provided by the Adviser and those services retained by the sub-adviser to the Funds, a review of the professional personnel performing services that would perform services for the Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will delegate day-to–day investment decisions of the Funds to a sub-adviser and will generally provide management and operational oversight of the sub-adviser. The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Funds’ investment limitations and concluded that such practices were adequate. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed

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The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund and Portfolio were satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to a sub-adviser. The Trustees considered other mutual funds advised by the Adviser and sub-advised by a third party. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the funds that it advises, the funds advised by the Adviser have generally delivered positive performance, and the Adviser appears to be adequately monitoring the sub-adviser’s adherence to its stated investment objective such that would provide a reasonable basis for considering that the Adviser is carrying out its function appropriately. The Trustees concluded that the represented performance of other funds advised by the Adviser and the Adviser’s contribution to the operations of those funds was satisfactory.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed the comparison of management fees and total operating expense data provided to them and reviewed each Fund’s advisory and overall expenses compared to a peer group comprised of mutual funds broadly selected according to their industry categorization. The Trustees noted that the Adviser proposed to charge an advisory fee of 0.75% of each Fund’s average net assets.

With respect to the Quantified Managed Bond Fund, the Trustees considered that while the average management fee for the Fund’s peer group was lower than the Fund’s proposed management fee, the Fund’s management fee was lower than the highest fee in the Fund’s category. The Trustees also noted that the estimated expense ratio of the Fund was higher than the average for the Fund’s category, but lower than the highest within the category.

With respect to the Quantified All-Cap Equity Fund, the Trustees considered that the proposed management fee and total expense ratio were both lower than the average for the category as well as substantially lower than either the maximum fee or total expense ratio in the peer group.

With respect to the Quantified Market Leaders Fund, the Trustees considered that the Fund’s peer group is reflective of a greater asset size, and that the Fund’s management fee was marginally higher than the average of the Fund’s peer group, and also substantially lower than the highest management fee in the peer group. The Trustees considered that the total estimated expense ratio was also higher than the group average, but lower than the maximum.

With respect to the Quantified Alternative Investment Fund, the Trustees considered that the Fund’s management fee was lower than both the average and maximum fee of the Fund’s peer group. The Trustees noted that the Fund’s total expense ratio was marginally higher than the category average, but also lower than the maximum.

The Trustees considered the proposed allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will only retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing as the assets of each Fund, respectively, increase. The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Funds, the fees to be charged by the Adviser were reasonable and in the best interests of the Funds and their respective future shareholders.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund. The Board reviewed profitability analyses prepared for each Fund based on the estimated assets under management, as well as ancillary or indirect benefits the Adviser may receive from the Funds due to transaction or other fees that affiliates of the Adviser may earn based

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The Quantified Funds
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December 31, 2014

upon the Adviser’s relationship with the Funds. The Trustees concluded that based on the services provided, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees concluded that it is expected that the each Fund will commence operations with committed assets, but that the Adviser is not yet able to determine whether its relationship with the Funds is of a scale that would permit for further sharing of economies of scale with fund shareholders. The Trustees considered that the Adviser will consider sharing economies of scale with Fund shareholders as each Fund’s assets increase.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Funds and their respective shareholders. In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.

Approval of Sub-Advisory Agreement

At the Meeting, the Board, including a majority of the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other pooled investment vehicles managed by the Sub-Adviser.

In its consideration of the approval of the Sub-Advisory Agreement, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Sub-Adviser related to the proposed Sub-advisory Agreement with the Adviser on behalf of the Funds, including the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, the proposed Sub-advisory Agreement, an overview of the individuals that primarily monitor and execute the investment process, and a certification from Sub-Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Trustees considered that the Sub-Adviser’s portfolio management team, research staff and compliance program were adequate to support the Sub-Adviser’s

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The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2014

advisory services. The Trustees further noted that the Sub-Adviser has a lengthy track record and currently manages approximately $1.5 billion in assets. The Trustees concluded that Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Sub-Adviser to the Funds were satisfactory and reliable.

Performance. The Trustees considered a description of the principal investment strategy of each of the Quantified Funds, noting that each Fund’s investment strategy was relatively sophisticated and reflective of a particular level of management skill. The Trustees noted the Sub-Adviser’s experience in quantitative analysis and concluded that the Sub-Adviser has sufficient expertise to deliver anticipated returns for the Funds and Portfolio in a manner consistent with the investment objective of each of the Funds, and that such return would be an acceptable level of investment return to shareholders.

Fees and Expenses. The Trustees then discussed the proposed fees to be paid to Sub-Adviser. The Trustees considered that the Sub-Adviser would be paid an allocation of the Advisory fee of 0.50% on assets up to $300 million, 0.525% on the next $100 million in assets and 0.55% on assets in excess of $400 million of each Fund. The Trustees referred to a report generated by a third-party research firm (the “Research Report”) that analyzed fee arrangements of funds that delegate portfolio management to a sub-adviser. The Trustees considered that the amount and portion of the sub-advisory fee retained by the Sub-Adviser varied with the type of fund advised. As compared to equity funds, the Funds sub-advisory fee was higher than the median sub-advisory fee and represented a larger portion of the overall management fee, but the management fee itself was higher than that of the Funds’ management fee. As compared to fixed income funds, the Funds’ Sub-Advisory fee was higher than the median of the funds in the Research Report and represented a larger portion of the management fee than the median. The Trustees also considered that the Research Report did not account for sub-advisory fees charged for the management of investments in alternative asset classes. The Trustees concluded that given the experience of the Sub-Adviser in managing investments in such asset classes and the degree of sophistication required to manage the Funds’ portfolios, respectively, that the sub-advisory fees were acceptable in light of the quality of the services the Funds expected to receive from the Sub-Adviser.

Profitability. The Trustees considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Funds, based on the materials provided to them prior to the Meeting, and whether the amount of profit is a fair profit for providing sub-advisory services to the Fund. The Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds for the initial two years of the Sub-advisory Agreement and whether there is potential for realization of any further economies of scale. The Trustees noted that the Adviser has agreed to compensate the Sub-Adviser on an increasing fee scale as an incentive for the Sub-Adviser to provide services to the Fund and Portfolio, and that the Trustees would evaluate whether economies of scale could realized and shared with the Funds’ shareholders once the Funds have reached a stable asset level.

Conclusion. Having requested and received such information from Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-advisory Agreement, and as assisted by the advice of counsel, the Trustees determined that approval of the Sub-advisory Agreement for an initial two-year term is in the best interests of each of the Quantified Funds and their future shareholders. In considering the Sub-advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of surrounding circumstances.

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PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
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Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President

Date 3/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President

Date ___3/6/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/6/15